Share-Based Compensation Expense (Tables) - XL Hybrids Inc [Member]	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option award activity
A summary of stock option award activity for the years ended December 31, 2019 and 2018 was as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at December 31, 2017	5,307,252	$0.15	5.6
Granted	6,274,230	0.18
Exercised	(12,500)	0.18
Cancelled or forfeited	(895,750)	0.18

Outstanding at December 31, 2018	10,673,232	0.16	6.7
Granted	6,502,400	0.18
Exercised	(58,313)	0.02
Cancelled or forfeited	(3,823,733)	0.18

Outstanding at December 31, 2019	13,293,586	$0.18	7.4

Exercisable at December 31, 2018	6,274,529	$0.15	5.3

Exercisable at December 31, 2019	6,228,796	$0.16	5.0

Summary of restricted stock awards activity
The fair value of restricted stock awards is estimated by the fair value of the Company’s common stock at the date of grant. Restricted stock activity during year ended at December 31, 2019 was as follows:

	Number of shares	Weighted-average grant-date fair value per share
Non-vested, at beginning of period	—
Granted	589,460	$0.18
Vested	—
Cancelled or forfeited	—

Non-vested, at end of period	589,460